Derivative Financial Instruments - Impact of Derivatives on Consolidated Statements of Changes in Stockholders' Equity (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Offsetting [Abstract]
Total losses on cash flow hedges	$ (7)	$ (4)	$ (35)
Realized losses recognized in interest expense	16	35	40
Total change in stockholders' equity for unrealized gains on derivatives	9	31	5
Collateral held:
Cash (obligation to return cash collateral is recorded in short-term borrowings)	1,423	1,326
Securities at fair value - on-balance sheet securitization derivatives (not recorded in financial statements)	613	841
Total collateral held	2,036	2,167
Derivative asset at fair value including accrued interest	2,570	2,607
Collateral pledged to others:
Cash (right to receive return of cash collateral is recorded in investments)	973	1,018
Total collateral pledged	973	1,018
Derivative liability at fair value including accrued interest and premium receivable	$ 1,204	$ 1,223